INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of Intangible assets
	September 30,	December 31,
	2021	2020
Distribution software	$38,376	$37,914
Patents acquired from related party (Note 12)	12,280	21,232
Total intangible assets	50,656	59,146
Less: Accumulated amortization	(10,310)	(4,234)
Intangible assets, net	$40,346	$54,912

	December 31,	December 31,
	2020	2019
Distribution software	$37,906	$-
Patents acquired from related party (Note 11)	21,239	-
Total intangible assets	59,145	-
Less: Accumulated amortization	(4,233)	-
Intangible assets, net	$54,912	$-

Schedule of amortization of intangible assets
Year ending December 31, 2021	$2,072
Year ending December 31, 2022	8,289
Year ending December 31, 2023	8,289
Year ending December 31, 2024	8,289
Year ending December 31, 2025	2,533
Thereafter	10,874
Total	$40,346

Year ending December 31, 2021	8,632
Year ending December 31, 2022	8,632
Year ending December 31, 2023	8,632
Year ending December 31, 2024	8,632
Year ending December 31, 2025	4,846
Thereafter	15,538
Total	$54,912